ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of Accrued Expenses and Other Current Liabilities

	December 31,
	2018	2019
	RMB	RMB
Guarantee liability	27,505	10,921
Accrued payroll and employee benefits	128,224	141,955
Payable to a third-party individual	64,515	51,380
Refund liability	35,772	67,625
Payable for advertisement	1,899	40,652
VAT and other tax payables	34,731	11,111
Professional service fee	22,403	28,357
Rental fee	23,808	9,943
Payable for repurchasing of treasury shares	5,058	—
Others	21,513	35,614
Total	365,428	397,558